October 25, 2022

BNY MELLON FUNDS TRUST

-BNY Mellon Mid Cap Multi-Strategy Fund

-BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Mid Cap Value Strategy are made by a team of investment professionals employed by Newton Investment Management North America, LLC (NIMNA). The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Mr. Leger has been a portfolio manager of the fund since September 2021. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at NIMNA. Mr. Leger is a portfolio manager at NIMNA.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Small Cap Value Strategy are made by a team of investment professionals employed by Newton Investment Management North America, LLC (NIMNA). The team member who is primarily responsible for managing the fund's portfolio is Patrick Kent, CFA, CMT. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at NIMNA.

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The following chart replaces the information related to BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Mid Cap Multi-Strategy Fund	Alicia Levine (investment allocation) and Thomas Murphy (Mid Cap Tax-Sensitive Strategy), Patrick Kent and Andrew Leger (Opportunistic Mid Cap Value Strategy), John R. Porter III, Todd W. Wakefield, Robert C. Zeuthen, Karen Behr and Andrew Leger (Mid Cap Growth Strategy), Joseph F. Feeney, Jr. and Steven L. Pollack (Boston Partners Mid Cap Value Strategy), and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation) and Patrick Kent (Opportunistic Small Cap Strategy), Joseph M. Corrado, Stephanie K. Brandaleone and Edward R. Walter (Small Cap Value Strategy), and John R. Porter III, Todd W. Wakefield, Robert C. Zeuthen, Karen Behr and Andrew Leger (Small Cap Growth Strategy)

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The information for James Boyd, CFA, in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

MFTS1022